Segmental reporting - Analysis of results by business (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017	[4]
Disclosure of operating segments [line items]
Total income	[1]	£ 10,934.0	[2]	£ 10,881.0
Credit impairment (charges)/releases and other provisions		(571.0)		(1,054.0)
Net operating income/(expenses)		10,363.0		9,827.0
Operating expenses		(8,716.0)		(7,732.0)
Other net (expenses)/income	[3]	12.0		246.0
Profit before tax		1,659.0		2,341.0
Total assets		1,149,572.0		1,135.3	£ 1,133,248.0
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income		3,624.0	[2]	3,661.0
Credit impairment (charges)/releases and other provisions		(415.0)		(398.0)
Net operating income/(expenses)		3,209.0		3,263.0
Operating expenses		(2,387.0)		(2,628.0)
Other net (expenses)/income	[3]	4.0		(1.0)
Profit before tax		826.0		634.0
Total assets		245,948.0		203.4
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income		7,515.0	[2]	7,748.0
Credit impairment (charges)/releases and other provisions		(161.0)		(625.0)
Net operating income/(expenses)		7,354.0		7,123.0
Operating expenses		(4,668.0)		(4,720.0)
Other net (expenses)/income	[3]	24.0		214.0
Profit before tax		2,710.0		2,617.0
Total assets		886,536.0		681.6
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Total income	[5]			(530.0)
Credit impairment (charges)/releases and other provisions	[5]			(30.0)
Net operating income/(expenses)	[5]			(560.0)
Operating expenses	[5]			(284.0)
Other net (expenses)/income	[3],[5]			197.0
Profit before tax	[5]			(647.0)
Total assets	[5]			233.0
Head Office [member]
Disclosure of operating segments [line items]
Total income		(205.0)	[2]	2.0
Credit impairment (charges)/releases and other provisions		5.0		(1.0)
Net operating income/(expenses)		(200.0)		1.0
Operating expenses		(1,661.0)		(100.0)
Other net (expenses)/income	[3]	(16.0)		(164.0)
Profit before tax		(1,877.0)		(263.0)
Total assets		£ 17,189.0		£ 17.3

[1]	The geographic region is based on counterparty location.
[2]	£176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117.
[3]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.

[4]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[5]	Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in Barcla ys UK, Barclays International and Head Office.